Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Non-derivative financial liabilities
Spectrum licence payables	€ 3,312	€ 3,215
Liquidity risk
Non-derivative financial liabilities
Mandatorily convertible bonds	30	81
Conversion of principal amount recognised in equity	1,700	3,400
Liquidity risk | Within one year
Non-derivative financial liabilities
Spectrum licence payables	381	344
Cash collateral	962	5,292
Liquidity risk | In more than one year but less than two years
Non-derivative financial liabilities
Spectrum licence payables	2,171	227
Liquidity risk | In more than two years but less than three years
Non-derivative financial liabilities
Spectrum licence payables	165	1,905
Liquidity risk | In more than three years but less than four years
Non-derivative financial liabilities
Spectrum licence payables	165	166
Liquidity risk | In more than four years but less than five years
Non-derivative financial liabilities
Spectrum licence payables	199	166
Liquidity risk | In more than five years
Non-derivative financial liabilities
Spectrum licence payables	€ 986	€ 1,185